Borrowings - Maturities of Long-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Borrowings [Line Items]
2014	¥ 701,517
2015	1,320,270
2016	1,140,710
2017	693,281
2018	805,937
2019 and thereafter	2,753,263
Subtotal	7,414,978	8,281,872
Trading balances of secured borrowings	177,390	222,968
Total	¥ 7,592,368	¥ 8,504,840